Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (9,568,078)	$ 5,155,330
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (671,838)	$ 128,539
Percent of Total	7.02%	2.49%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,903,486	$ 558,726
Percent of Total	(30.35%)	10.84%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 47,569	$ (6,500)
Percent of Total	(0.50%)	(0.13%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (9,368,585)	$ 2,687,273
Percent of Total	97.92%	52.13%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 18,681	$ 46,550
Percent of Total	(0.20%)	0.90%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,438,203	$ 490,906
Percent of Total	(15.03%)	9.52%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 340,400	$ 269,231
Percent of Total	(3.56%)	5.22%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 20,435	$ (74,203)
Percent of Total	(0.21%)	(1.44%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (566,513)	$ (108,330)
Percent of Total	5.92%	(2.10%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 151,032	$ (44,969)
Percent of Total	(1.58%)	(0.87%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 25,755	$ (4,520)
Percent of Total	(0.27%)	(0.09%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 45,803	$ 17,049
Percent of Total	(0.48%)	0.33%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (493,314)	$ (136,742)
Percent of Total	5.16%	(2.65%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (557,950)	$ (38,566)
Percent of Total	5.83%	(0.75%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (2,901,242)	$ 1,370,886
Percent of Total	30.33%	26.60%